UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_____ 811-21634_____________________________________

Access One Trust

 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:____(240) 497-6400________________________

Date of fiscal year end:_______October 31______________

Date of reporting period:______April 30, 2012__________

Item 1. Reports to Stockholders.

Access One Trust

Access Flex High Yield FundSM

Access Flex Bear High Yield FundSM

APRIL 30, 2012

Semiannual Report

Table of Contents

1	Message from the Chairman
2	Allocation of Portfolio Holdings & Composition
4	Expense Examples
6	Financial Statements and Financial Highlights
16	Notes to Financial Statements

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Access Funds semiannual report to shareholders for the six months ended April 30, 2012.

High Yield Market Strong

While U.S. fixed-income markets overall posted modestly positive returns for the six-month period, with the Barclays U.S. Aggregate Bond Index up 2.4% for the period, corporate credit markets were strong. The strongest gains came from the high yield market, which rose 6.2%, as measured by the Markit iBoxx3 $ Liquid High Yield Index. Robust returns drove yields on high yield securities down to 7.7% as of April 30, 2012, from 8.3% as of October 31, 2011, as measured by the JPMorgan Domestic High Yield Summary Yield to Maturity.

The path of the high yield market was similar to that of the U.S. equity market during the six months ended April 30. The S&P 5003 rose 12.8% to levels not seen since May 2008. A combination of strong corporate earnings, improving economic conditions and a temporary abatement of fears about Europe’s debt crisis contributed to these robust results.

U.S. Treasury securities declined on these developments, but rallied in April, as growing fears about Europe and disappointing U.S. economic data drove many investors back to the safety of U.S. government debt. For the six-month period, Treasurys posted modest gains, with both the Ryan Labs Treasury 10 Year and 30 Year Indexes up 3.8%.

The Access Flex High Yield Investor Class shares gained 5.0% during the period, while the Access Flex Bear High Yield Investor Class declined 8.7%.

Slow but Steady Economic Growth

U.S. GDP growth slowed in the first quarter of 2012 to an annual rate of 2.2%, compared with 3.0% in the fourth quarter of 2011. Job growth improved during the November to April period, as unemployment declined from 8.9% in October 2011 to 8.1% as of April 30, 2012. The U.S. Federal Reserve decided to keep the target range for the federal funds rate at 0 - 0.25%, anticipating that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.

We appreciate the trust you have placed in our Access Flex High Yield and Access Flex Bear High Yield Funds, and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

Allocation of Portfolio Holdings
& Composition

Allocation of Portfolio Holdings & Composition :: Access One Trust :: 3

Access Flex High Yield Fund

Investment Objective: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	102%
Futures Contracts	40%
U.S. Treasury Obligations	39%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market
Exposure (CDS)
Consumer Cyclical	25%
Consumer Non-Cyclical	17%
Communications	14%
Financial	12%
Energy	7%
Industrial	7%
Technology	7%
Basic Materials	6%
Utilities	5%

Access Flex Bear High Yield Fund

Investment Objective: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	(101)%
Futures Contracts	(84)%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market
Exposure (CDS)
Consumer Cyclical	(25)%
Consumer Non-Cyclical	(17)%
Communications	(14)%
Financial	(12)%
Energy	(7)%
Industrial	(7)%
Technology	(7)%
Basic Materials	(6)%
Utilities	(5)%

Expense Examples

Expense Examples (unaudited) :: Access One Trust :: 5

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at November 1, 2011 and held for the entire period from November 1, 2011 through April 30, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/11	4/30/12	11/1/11 – 4/30/12	11/1/11 – 4/30/12
Access Flex High Yield Fund – Investor Class	$1,000.00	$1,049.70	$8.71	1.71%
Access Flex High Yield Fund – Service Class	1,000.00	1,045.10	13.78	2.71%
Access Flex Bear High Yield Fund – Investor Class	1,000.00	912.60	9.13	1.92%
Access Flex Bear High Yield Fund – Service Class	1,000.00	907.20	13.85	2.92%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/11	4/30/12	11/1/11 – 4/30/12	11/1/11 – 4/30/12
Access Flex High Yield Fund – Investor Class	$1,000.00	$1,016.36	$8.57	1.71%
Access Flex High Yield Fund – Service Class	1,000.00	1,011.39	13.55	2.71%
Access Flex Bear High Yield Fund – Investor Class	1,000.00	1,015.32	9.62	1.92%
Access Flex Bear High Yield Fund – Service Class	1,000.00	1,010.34	14.60	2.92%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Financial Statements and
Financial Highlights

April 30, 2012 (unaudited) :: Schedule of Portfolio Investments :: Access One Trust :: Access Flex High Yield Fund :: 7

U.S.Treasury Obligations (39.1%)

	Principal
	Amount	Value
U.S. Treasury Notes, 0.88%, 4/30/17	$17,900,000	$17,952,441
TOTAL U.S.TREASURY OBLIGATIONS
(Cost $17,944,621)		17,952,441
Repurchase Agreements+ (61.9%)
Deutsche Bank Securities, Inc., 0.14%, 5/1/12, date d 4/30/12, with a repurchase price of $9,988,039 (Collateralized by $10,098,000 of various Federal National Mortgage Association securities, 0.60%–0.75%, 11/14/13–12/18/13, total value $10,190,093)	9,988,000	9,988,000
HSBC Securities (USA), Inc., 0.12%, 5/1/12, date d 4/30/12, with a repurchase price of $3,176,011 (Collateralized by $3,169,000 of various Federal National Mortgage Association securities, 0.93%–4.38%, 3/15/13–1/13/15, total value $3,243,012)	3,176,000	3,176,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 5/1/12, dated 4/30/12, with a repurchase price of $7,264,028 (Collateralized by $7,194,600 U.S. Treasury Notes, 1.75%, 3/31/14, total value $7,409,516)	7,264,000	7,264,000
UBS Securities, LLC, 0.13%, 5/1/12, dated 4/30/12, with a repurchase price of $5,447,020 (Collateralized by $5,540,000 of various Federal National Mortgage Association securities, 0.50%–1.50%, 8/9/13 –9/30/16, total value $5,557,892 )	5,447,000	5,447,000
UMB Bank, NA, 0.12%, 5/1/12, dated 4/30/12, with a repurchase price of $2,595,009 (Collateralized by $2,597,700 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.88%–4.63%, 10/17/12–2/28/17, total value $2,674,262)	2,595,000	2,595,000
TOTAL REPURCHASE AGREEMENTS
(Cost $28,470,000)		28,470,000
TOTAL INVESTMENT SECURITIES
(Cost $46,414,621) — 101%		46,422,441
Net other assets (liabilities) — (1.0)%		(455,605)
NET ASSETS — 100.0%		$45,966,836

+	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $5,915,000.

See accompanying notes to the financial statements.

8 :: Access One Trust :: Access Flex High Yield Fund :: Schedule of Portfolio Investments :: April 30, 2012 (unaudited)

Futures Contracts Purchased

		Unrealized
		Appreciation/
	Contracts	(Depreciation)
5-Year U.S. Treasury Note Futures Contracts expiring 7/2/12 (Underlying notional amount at value $18,317,313)	148	$107,172

Credit Default Swap Agreements — Sell Protection(a)

			Implied
			Credit			Upfront
	Fixed Deal		Spread at			Premiums
	Receive	Maturity	April 30,	Notional		Paid	Unrealized
Underlying Instrument	Rate	Date	2012(b)	Amount(c)	Value	(Received)	Gain (Loss)
CDX North America High Yield Index Swap Agreement with Credit Suisse International; Series 18	5.00%	06/20/17	5.79%	$21,400,000	$(543,917)	$(558,125)	$14,208
CDX North America High Yield Index Swap Agreement with Deutsche Bank AG; Series 18	5.00%	06/20/17	5.79%	8,300,000	(210,958)	(389,937)	178,979
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 18	5.00%	06/20/17	5.79%	8,500,000	(216,042)	(210,313)	(5,729)
CDX North America High Yield Index Swap Agreement with UBS AG; Series 18	5.00%	06/20/17	5.79%	8,600,000	(218,583)	(284,875)	66,292
					$(1,189,500)	$(1,443,250)	$253,750

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

April 30, 2012 (unaudited) :: Schedule of Portfolio Investments :: Access One Trust :: Access Flex Bear High Yield Fund :: 9

Repurchase Agreements+ (47.5%)

	Principal
	Amount	Value
Deutsche Bank Securities, Inc., 0.14%, 5/1/12, date d 4/30/12, with a repurchase price of $344,001 (Collateralized by $351,000 Federal National Mortgage Association, 0.60%, 11/14/13, total value $352,722 )	$344,000	$344,000
HSBC Securities (USA), Inc., 0.12%, 5/1/12, date d 4/30/12, with a repurchase price of $107,000 (Collateralized by $105,000 Federal National Mortgage Association, 4.38%, 3/15/13, total value $110,874)	107,000	107,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 5/1/12, dated 4/30/12, with a repurchase price of $249,001 (Collateralized by $246,900 U.S. Treasury Notes, 1.75%, 3/31/14, total value $254,275)	249,000	249,000
UBS Securities, LLC, 0.13%, 5/1/12, dated 4/30/12, with a repurchase price of $186,001 (Collateralized by $192,000 Federal National Mortgage Association, 1.50%, 9/30/16, total value $192,240)	186,000	186,000
UMB Bank, NA, 0.12%, 5/1/12, dated 4/30/12, with a repurchase price of $98,000 (Collateralized by $101,700 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.88% – 2.10%, 11/25/13 – 1/31/17, total value $104,019 )	98,000	98,000

TOTAL REPURCHASE AGREEMENTS
(Cost $984,000)		984,000

TOTAL INVESTMENT SECURITIES
(Cost $984,000) — 47.5%		984,000
Net other assets (liabilities) — 52.5%		1,088,348
NET ASSETS — 100.0%		$2,072,348

+	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2012, the aggregate amount held in a segregated account was $540,000.

See accompanying notes to the financial statements.

10 :: Access One Trust :: Access Flex Bear High Yield Fund :: Schedule of Portfolio Investments :: April 30, 2012 (unaudited)

Futures Contracts Sold

		Unrealized
		Appreciation/
	Contracts	(Depreciation)
5-Year U.S. Treasury Note Futures Contracts expiring 7/2/12 (Underlying notional amount at value $1,732,719)	14	$(4,271)

Credit Default Swap Agreements — Buy Protection(a)

			Implied
			Credit			Upfront
	Fixed Deal		Spread at			Premiums
	Pay	Maturity	April 30,	Notional		Paid	Unrealized
Underlying Instrument	Rate	Date	2012 (b)	Amount(c)	Value	(Received)	Gain (Loss)
CDX North America High Yield Index Swap Agreement with Credit Suisse International; Series 18	5.00%	06/20/17	5.79%	$300,000	$7,625	$7,125	$500
CDX North America High Yield Index Swap Agreement with Deutsche Bank AG; Series 18	5.00%	06/20/17	5.79%	300,000	7,625	6,938	687
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 18	5.00%	06/20/17	5.79%	1,100,000	27,958	24,062	3,896
CDX North America High Yield Index Swap Agreement with UBS AG; Series 18	5.00%	06/20/17	5.79%	400,000	10,167	9,750	417
					$53,375	$47,875	$5,500

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

April 30, 2012 (unaudited) :: Statements of Assets and Liabilities :: Access One Trust :: 11

	Access	Access Flex
	Flex High	Bear High
	Yield Fund	Yield Fund
ASSETS:
Total Investment Securities, at cost	$46,414,621	$984,000
Securities, at value	17,952,441	—
Repurchase agreements, at value	28,470,000	984,000
Total Investment Securities, at value	46,422,441	984,000
Cash	131	905
Segregated cash balances with brokers	130,047	12,216
Interest receivable	393	4
Receivable for capital shares issued	778,582	—
Receivable for closed swap positions	—	925,069
Receivable for credit default swap agreements	194,625	65,764
Premiums paid on credit default swap agreements	—	47,875
Unrealized gain on credit default swap agreements	259,479	5,500
Receivable from Advisor	—	523
Prepaid expenses and other assets	26,081	32,687
TOTAL ASSETS	47,811,779	2,074,543
LIABILITIES:
Payable for capital shares redeemed	173,886	246
Variation margin on futures contracts	177	—
Premiums received on credit default swap agreements	1,443,250	—
Unrealized loss on credit default swap agreements	5,729	—
Advisory fees payable	22,179	—
Management services fees payable	4,436	—
Administration fees payable	1,296	238
Distribution and services fees payable - Service Class	5,687	48
Trustee fees payable	29	2
Transfer agency fees payable	10,436	943
Fund accounting fees payable	2,900	532
Compliance services fees payable	596	133
Service fees payable	290	53
Other accrued expenses	174,052	—
TOTAL LIABILITIES	1,844,943	2,195
NET ASSETS	$45,966,836	$2,072,348
NET ASSETS CONSIST OF:
Capital	$65,322,858	$30,895,031
Accumulated net investment income (loss)	(7,752,898)	29,135
Accumulated net realized gains (losses) on investments	(11,971,866)	(28,853,047)
Net unrealized appreciation (depreciation) on investments	368,742	1,229
NET ASSETS	$45,966,836	$2,072,348
NET ASSETS:
Investor Class	$37,422,593	$2,038,225
Service Class	8,544,243	34,123
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,238,201	146,766
Service Class	285,554	2,626
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$30.22	$13.89
Service Class	29.92	12.99

See accompanying notes to the financial statements.

12 :: Access One Trust :: Statements of Operations :: For the Periods Indicated (unaudited)

	Access	Access Flex
	Flex High	Bear High
	Yield Fund	Yield Fund
	Six Months	Six Months
	Ended	Ended
	April 30, 2012	April 30, 2012
INVESTMENT INCOME:
Interest	$163,706	$1,774
EXPENSES:
Advisory fees	301,111	48,639
Management services fees	60,223	9,728
Administration fees	22,714	3,272
Distribution and services fees - Service Class	32,567	561
Transfer agency fees	43,602	4,789
Administrative services fees	116,629	18,732
Registration and filing fees	22,820	26,633
Custody fees	7,692	3,865
Fund accounting fees	35,798	4,598
Trustee fees	916	136
Compliance services fees	514	84
Service fees	4,263	680
Other fees	68,376	10,773
Recoupment of prior expenses reduced by the Advisor	—	3,750
Total Gross Expenses before reductions	717,225	136,240
Less Expenses reduced by the Advisor	—	(11,457)
TOTAL NET EXPENSES	717,225	124,783
NET INVESTMENT INCOME (LOSS)	(553,519)	(123,009)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(56,860)	457,194
Net realized gains (losses) on futures contracts	1,006,833	(104,291)
Net realized gains (losses) on swap agreements	3,493,595	(3,603,106)
Change in net unrealized appreciation/depreciation on investments	(8,420,710)	141,908
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,977,142)	(3,108,295)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,530,661)	$(3,231,304)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: Access One Trust :: 13

	Access Flex High Yield Fund		Access Flex Bear High Yield Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2012	2011	2012	2011
	(unaudited)		(unaudited)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(553,519)	$(1,184,580)	$(123,009)	$(325,390)
Net realized gains (losses) on investments	4,443,568	5,550,655	(3,250,203)	(3,424,877)
Change in net unrealized appreciation/depreciation on investments	(8,420,710)	(5,860,267)	141,908	89,329
Change in net assets resulting from operations	(4,530,661)	(1,494,192)	(3,231,304)	(3,660,938)

DISTRIBUTIONSTO SHAREHOLDERS FROM:
In excess of net investment income
Investor Class	—	(10,393,009)	—	—
Service Class	—	(320,715)	—	—
Class A(a)	—	(4,847)	—	—
Return of capital
Investor Class	—	(1,309,543)	—	—
Service Class	—	(40,411)	—	—
Class A(a)	—	(611)	—	—
Change in net assets resulting from distributions	—	(12,069,136)	—	—
Change in net assets resulting from capital transactions	(181,109,337)	(77,821,807)	2,106,195	1,158,350
Change in net assets	(185,639,998)	(91,385,135)	(1,125,109)	(2,502,588)

NET ASSETS:
Beginning of period	231,606,834	322,991,969	3,197,457	5,700,045
End of period	$45,966,836	$231,606,834	$2,072,348	$3,197,457
Accumulated net investment income (loss)	$(7,752,898)	$(7,199,379)	$29,135	$152,144

CAPITALTRANSACTIONS:
Investor Class
Proceeds from shares issued	$223,643,538	$1,201,281,111 (b)	$115,839,382	$440,061,962
Dividends reinvested	—	11,460,332	—	—
Value of shares redeemed	(406,589,058)	(1,286,002,592)	(113,643,664)	(438,904,013)
Service Class
Proceeds from shares issued	3,660,351	9,812,780 (b)	182,539	4,075,638
Dividends reinvested	—	351,032	—	—
Value of shares redeemed	(1,824,168)	(14,478,180)	(272,062)	(4,074,071)
Class A(a)
Dividends reinvested	—	5,458	—	—
Value of shares redeemed	—	(251,748)	—	(1,166)
Change in net assets resulting from capital transactions	$(181,109,337)	$(77,821,807)	$2,106,195	$1,158,350

SHARETRANSACTIONS:
Investor Class
Issued	7,711,683	42,088,600	7,521,223	26,783,743
Reinvested	—	411,977	—	—
Redeemed	(14,296,217)	(45,306,208)	(7,575,818)	(26,902,606)
Service Class
Issued	124,203	344,668	13,425	252,647
Reinvested	—	12,559	—	—
Redeemed	(62,900)	(505,906)	(20,129)	(253,342)
Class A(a)
Reinvested	—	189	—	—
Redeemed	—	(8,790)	—	(65)
Change in shares	(6,523,231)	(2,962,911)	(61,299)	(119,623)

(a)	Class A shares liquidated on November 30, 2010.

(b)	Amount includes $51,596 and $9,763 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

14 :: Access One Trust :: Financial Highlights

Access One Trust Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From									Ratios to Average Net Assets				Supplemental Data
			Net Realized
			and								Net							Net
	Net Asset	Net	Unrealized			In Excess					Asset						Net	Assets,
	Value,	Investment	Gains	Total from	Net	of Net					Value,						Investment	End of	Portfolio
	Beginning of	Income	(Losses) on	Investment	Investment	Investment	Return of	Total	Capital		End of	Total		Gross	Net		Income	Period	Turnover
	Period	(Loss)(a)	Investments	Activities	Income	Income	Capital	Distributions	Contributions		Period	Return		Expenses(b)	Expenses(b)		(Loss)(b)	(000’s)	Rate(c)
Access Flex High Yield Fund
Investor Class
Six Months Ended April 30, 2012 (unaudited)	$28.79	(0.19)	1.62 (d)	1.43	—	—	—	—	—		$30.22	4.97	%(e)	1.71%	1.71%		(1.30)%	$37,423	592	%(e)
Year Ended October 31, 2011	$29.33	(0.25)	0.96 (d)	0.71	—	(1.27)	(0.16)	(1.43)	0.18	(f)	$28.79	3.27	%(f)	1.62%	1.62%		(0.86)%	$225,185	1,641%
Year Ended October 31, 2010	$24.61	(0.19)	5.68	5.49	—	(0.77)	—	(0.77)	—		$29.33	22.65%		1.54%	1.54%		(0.69)%	$311,782	1,858%
Year Ended October 31, 2009	$23.91	(0.16)	2.80	2.64	—	(1.94)	—	(1.94)	—		$24.61	12.13%		1.59%	1.59%		(0.71)%	$33,933	2,367%
Year Ended October 31, 2008	$28.74	0.35	(2.50)	(2.15)	(1.00)	(1.68)	—	(2.68)	—		$23.91	(8.05)%		1.59%	1.59	%(g)	1.24%	$18,944	3,080%
Year Ended October 31, 2007	$28.66	0.90	0.69	1.59	(0.88)	(0.63)	—	(1.51)	—		$28.74	5.65%		1.52%	1.52%		3.12%	$24,785	1,757%
Service Class
Six Months Ended April 30, 2012 (unaudited)	$28.63	(0.33)	1.62 (d)	1.29	—	—	—	—	—		$29.92	4.51	%(e)	2.71%	2.71%		(2.30)%	$8,544	592	%(e)
Year Ended October 31, 2011	$29.37	(0.53)	0.95 (d)	0.42	—	(1.18)	(0.16)	(1.34)	0.18	(f)	$28.63	2.24	%(f)	2.62%	2.62%		(1.86)%	$6,421	1,641%
Year Ended October 31, 2010	$24.76	(0.46)	5.73	5.27	—	(0.66)	—	(0.66)	—		$29.37	21.51%		2.54%	2.54%		(1.69)%	$10,952	1,858%
Year Ended October 31, 2009	$24.04	(0.38)	2.82	2.44	—	(1.72)	—	(1.72)	—		$24.76	11.04%		2.59%	2.59%		(1.71)%	$8,997	2,367%
Year Ended October 31, 2008	$28.74	0.07	(2.51)	(2.44)	(0.85)	(1.41)	—	(2.26)	—		$24.04	(8.96)%		2.59%	2.59	%(g)	0.24%	$1,643	3,080%
Year Ended October 31, 2007	$28.72	0.61	0.69	1.30	(0.75)	(0.53)	—	(1.28)	—		$28.74	4.62%		2.52%	2.52%		2.12%	$5,723	1,757%

Access Flex Bear High Yield Fund
Investor Class
Six Months Ended April 30, 2012 (unaudited)	$15.22	(0.14)	(1.19)	(1.33)	—	—	—	—	—		$13.89	(8.74	)%(e)	2.10%	1.92%		(1.89)%	$2,038	—
Year Ended October 31, 2011	$17.28	(0.31)	(1.75)	(2.06)	—	—	—	—	—		$15.22	(11.97)%		1.95%	1.95%		(1.91)%	$3,064	—
Year Ended October 31, 2010	$22.99	(0.34)	(5.37)	(5.71)	—	—	—	—	—		$17.28	(24.79)%		1.70%	1.68%		(1.61)%	$5,534	650	%(h)
Year Ended October 31, 2009	$28.56	(0.47)	(5.10)	(5.57)	—	—	—	—	—		$22.99	(19.50)%		1.83%	1.83%		(1.74)%	$137,283	—
Year Ended October 31, 2008	$27.45	0.33	1.81	2.14	(0.30)	(0.73)	—	(1.03)	—		$28.56	8.11%		1.54%	1.54%		1.24%	$49,847	—
Year Ended October 31, 2007	$27.33	1.02	(0.90)	0.12	—	—	—	—	—		$27.45	0.44%		1.43%	1.43%		3.70%	$129,159	—
Service Class
Six Months Ended April 30, 2012 (unaudited)	$14.33	(0.21)	(1.13)	(1.34)	—	—	—	—	—		$12.99	(9.28	)%(e)	3.10%	2.92%		(2.89)%	$34	—
Year Ended October 31, 2011	$16.47	(0.47)	(1.67)	(2.14)	—	—	—	—	—		$14.33	(13.05)%		2.95%	2.95%		(2.91)%	$134	—
Year Ended October 31, 2010	$22.13	(0.54)	(5.12)	(5.66)	—	—	—	—	—		$16.47	(25.56)%		2.70%	2.68%		(2.61)%	$165	650	%(h)
Year Ended October 31, 2009	$27.78	(0.73)	(4.92)	(5.65)	—	—	—	—	—		$22.13	(20.30)%		2.83%	2.83%		(2.74)%	$3,440	—
Year Ended October 31, 2008	$26.74	0.07	1.77	1.84	(0.24)	(0.56)	—	(0.80)	—		$27.78	7.09%		2.54%	2.54%		0.24%	$1,808	—
Year Ended October 31, 2007	$26.88	0.75	(0.89)	(0.14)	—	—	—	—	—		$26.74	(0.52)%		2.43%	2.43%		2.70%	$13,015	—

See accompanying notes to the financial statements.

Financial Highlights :: Access One Trust :: 15

Access One Trust Notes to Financial Highlights:

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	The amount shown for share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.18 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and the total return would be lower.
(g)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.58% and 2.58% for the Investor Class and Service Class, respectively, for the year ended October 31, 2008.
(h)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

April 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 17

1. Organization

The Access One Trust (the ‘‘Trust’’) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the ‘‘Funds’’ and individually a ‘‘Fund’’). Each Fund is classified as non-diversified under the 1940 Act. Each Fund has two classes of shares outstanding: Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect any risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A Fund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the ‘‘Advisor’’). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by a Fund at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and ProFunds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral, which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

The investments of the Funds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

Derivative Instruments

Each Fund maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means the Funds do not adopt defensive positions in anticipation of an adverse market climate. The Access Flex High Yield Fund invests primarily in derivatives and money market instruments that ProFund Advisors believes, in combination, should provide investment results that correspond to the high yield market. The Access Flex Bear High Yield Fund invests primarily in derivatives and money market instruments that ProFund Advisors believes, in combination, should provide investment results that inversely correspond to the high yield market. As of April 30, 2012, the Funds held credit default swap agreements for credit exposure and futures contracts and/or treasury notes for interest rate exposure to meet each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each Fund’s investment objective.

The notional amount of the open derivative positions relative to each Fund’s net assets at period end is generally representative of

18 :: Access One Trust :: Notes to Financial Statements :: April 30, 2012 (unaudited)

the notional amount of open positions to net assets throughout the reporting period for each respective Fund.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Swap Agreements

As of April 30, 2012, the Funds held credit default swaps. The Access Flex High Yield Fund primarily employs credit default swaps in order to obtain high yield exposure. The Access Flex Bear High Yield Fund primarily employs credit default swaps in order to obtain inverse high yield exposure.

In a credit default swap (‘‘CDS’’) the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). The Access Flex High Yield Fund is usually a net seller of CDSs and the Access Flex Bear High Yield Fund is usually a net buyer of CDSs.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS.

The Funds will not enter into any swap agreements unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. A Fund will only enter into swap agreements with counterparties that meet the Fund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

The swaps market is a relatively new market and is largely unregulated. Most swap agreements are exempt from most provisions of the Commodity Exchange Act, as amended (‘‘CEA’’) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (‘‘CFTC’’). It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

As noted above, the Funds may enter into CDSs for investment purposes. If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to debt obligations. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk, or a seller of the reference security or group of securities), the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund. The Funds expect to buy CDSs with multiple reference issuers, in which case payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

Futures Contracts and Related Options

The Funds may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. As of April 30, 2012, the Funds held bond futures contracts.

A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a Fund’s loss from an unhedged short position in a futures contract is potentially unlimited.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and

April 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 19

consequently registered investment companies may engage in unlimited futures transactions provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading advisor under the CEA. Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Funds to continue to claim this exclusion. If the Funds were no longer able to claim the exclusion, the Advisor would be required to register as a ‘‘commodity pool operator,’’ and the Funds and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of a Fund to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the Funds is uncertain.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘‘marking-to-market.’’ At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although a Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the Funds’ Statements of Assets and Liabilities as of April 30, 2012:

	Assets		Liabilities
		Unrealized		Unrealized
	Variation	Gain on	Variation	Loss on
	Margin on	Credit Default	Margin on	Credit Default
	Futures	Swap	Futures	Swap
Fund	Contracts*	Agreements	Contracts*	Agreements
Credit Risk Exposure:
Access Flex High Yield Fund	$—	$259,479	$—	$5,729
Access Flex Bear High Yield Fund	—	5,500	—	—
Interest Rate Risk Exposure:
Access Flex High Yield Fund	$107,172	$—	$—	$—
Access Flex Bear High Yield Fund	—	—	4,271	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Funds’ Statements of Operations for the period ended April 30, 2012:

	Realized Gain (Loss)		Net Change in Unrealized Appreciation
	on Derivatives Recognized		(Depreciation) on Derivatives
	as a Result from Operations		Recognized as a Result from Operations
	Net	Net
	Realized	Realized	Change in
	Gain (Loss)	Gain (Loss)	Net Unrealized
	on Futures	on Swap	Appreciation/Depreciation
Fund	Contracts	Agreements	on Investments
Credit Risk Exposure:
Access Flex High Yield Fund	$—	$3,493,595	$(6,945,627)
Access Flex Bear High Yield Fund	—	(3,603,106)	157,645
Interest Rate Risk Exposure:
Access Flex High Yield Fund	$1,006,833	$—	$(555,898)
Access Flex Bear High Yield Fund	(104,291)	—	(15,737)

20 :: Access One Trust :: Notes to Financial Statements :: April 30, 2012 (unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly, if any. The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the Funds intends to continue to qualify each year as a regulated investment company (a ‘‘RIC’’) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax year end of October 31st.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as ‘‘Fees paid indirectly.’’

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (‘‘IFRS’’)’’ (‘‘ASU 2011-04’’). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of the ASU 2011-04 will have no effect on each Fund’s net assets. At this time, management is evaluating the impact of ASU 2011-04 on the financial statement disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

April 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 21

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (‘‘NASDAQ/NMS’’), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (‘‘OTC’’) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2012, based upon the three levels defined above, is included in the table below:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments^	Securities	Instruments^	Securities	Instruments^
Access Flex High Yield Fund
U.S. Treasury Obligations	$—	$—	$17,952,441	$—	$17,952,441	$—
Repurchase Agreements	—	—	28,470,000	—	28,470,000	—
Futures Contracts	—	107,172	—	—	—	107,172
Swap Agreements	—	—	—	253,750	—	253,750
Total	$—	$107,172	$46,422,441	$253,750	$46,422,441	$360,922
Access Flex Bear High Yield Fund
Repurchase Agreements	$—	$—	$984,000	$—	$984,000	$—
Futures Contracts	—	(4,271)	—	—	—	(4,271)
Swap Agreements	—	—	—	5,500	—	5,500
Total	$—	$(4,271)	$984,000	$5,500	$984,000	$1,229

^	Other financial instruments include any derivitive instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

22 :: Access One Trust :: Notes to Financial Statements :: April 30, 2012 (unaudited)

4. Fees and Transactions with Affiliates

The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective Fund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and ProFunds be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the Fund’s daily net asset value from $500 million to $1 billion, 0.05% of the Fund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (‘‘Citi’’), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the ‘‘Administrator’’). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and ProFunds’ aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the Funds, Citi receives an annual fee based on the Trust’s and ProFunds’ aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the ‘‘Distributor’’), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the ‘‘Plan’’), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisors (‘‘Authorized Firms’’) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as ‘‘Service fees.’’

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as ‘‘Administrative services fees.’’

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. The Trust, together with the affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended April 30, 2012, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as ‘‘Compliance services fees.’’

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period February 28, 2012		For the Period February 28, 2011
	through February 28, 2013		through February 28, 2012
	Investor Class	Service Class	Investor Class	Service Class
Access Flex High Yield Fund	1.95%	2.95%	1.95%	2.95%
Access Flex Bear High Yield Fund	1.73%	2.73%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as ‘‘Recoupment of prior expenses reduced by the Advisor.’’ As of April 30, 2012, the recoupments that may potentially be made by the Funds are as follows:

	Expires 2/28/16	Total
Access Flex Bear High Yield Fund	$11,457	$11,457

April 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 23

5. Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2012 were as follows:

	Purchases	Sales
Access Flex High Yield Fund	$208,614,891	$276,452,832

6. Investment Risks

Some risks apply to all Funds, while others are specific to the investment strategy of a Fund. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

Risks Associated with the Use of Derivatives

The Funds use investment techniques, such as investing in derivatives (including investing in credit default swaps, futures contracts and similar instruments), that may be considered aggressive. Because a Fund’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a Fund to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust the Fund’s position in a particular instrument when desired. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Credit Default Swap Risk

The Access Flex Bear High Yield Fund will normally be a net ‘‘buyer’’ of CDSs and the Access Flex High Yield Fund will normally be a net ‘‘seller’’ of CDSs. When a Fund is a buyer of an unfunded CDS, upon the occurrence of a credit event, the counterparty to the Fund has an obligation to pay the full notional value of a defaulted reference obligation and take delivery from the Fund of such obligation. Since CDSs may be physically settled, the Fund may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. When a Fund is a net ‘‘seller’’ of an unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to pay the full notional value of a defaulted reference obligation and take delivery from the counterparty of such obligation. Since CDSs may be physically settled, the counterparty may first need to purchase the obligation in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist for any of the CDSs in which a Fund invests or in the reference obligations subject to the CDSs. As a result, a Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. Other risks of CDSs include the difficulties in valuing a CDS depending on whether an active market exists for them, the lack of pricing transparency and the risk that the CDSs utilized by a Fund perform in a manner that does not correlate to the high yield market (with respect to the Access Flex High Yield Fund) or does not correlate inversely to the high yield market (with respect to the Access Flex Bear High Yield Fund) or perform in other ways that are not expected. A Fund’s positions in CDSs are also subject to counterparty risk, market risk and interest rate risk. Because certain CDSs involve many reference issuers and there are no limitations on the notional amount established for the CDSs, a Fund may use a single counterparty or a small number of counterparties, in which case, counterparty risk would be amplified. A CDS may involve greater risks than investing directly in the underlying reference obligations. For example, a CDS may increase a Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the CDS. Investing in CDSs may be considered an aggressive investment technique.

Active Investor Risk

The Funds permit short-term trading of its securities. The Advisor expects a significant portion of assets invested in the Funds to come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for a Fund. In addition, large movements of assets into and out of a Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in the Fund’s prospectus.

Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Funds. If a counterparty becomes

24 :: Access One Trust :: Notes to Financial Statements :: April 30, 2012 (unaudited)

bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Fund may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2012, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

In the normal course of business, the Funds enter into International Swap Dealers Association, Inc. (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require a Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If a Fund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Funds invest, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent the Fund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with the total return of the high yield market.

Exposure to Debt Instrument Risk

Each Fund seeks exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. The values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. The Access Flex Bear High Yield Fund is inversely correlated to bond prices and will typically respond differently to the above factors than would a Fund positively correlated to bond prices such as the Access Flex High Yield Fund.

High Yield Risk

Exposure to high yield (lower rated) debt instruments (also known as ‘‘junk bonds’’) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a Fund’s performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield Fund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to a Fund.

April 30, 2012 (unaudited) :: Notes to Financial Statements :: Access One Trust :: 25

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2011, were as follows:

					Total
	Ordinary	Net Long-Term	Total Taxable	Return of	Distributions
	Income	Capital Gains	Distributions	Capital	Paid
Access Flex High Yield Fund	$10,718,571	$—	$10,718,571	$1,350,565	$12,069,136

As of the latest tax year ended October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)
Access Flex High Yield Fund	$—	$—	$—	$(15,752,366)	$927,005	$(14,825,361)
Access Flex Bear High Yield Fund	—	—	—	(25,591,379)	—	(25,591,379)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At April 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Access Flex High Yield Fund	$46,414,621	$—	$—	$7,820
Access Flex Bear High Yield Fund	984,000	—	—	—

As of the latest tax year ended October 31, 2011, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	2014	2015	2017	2018	2019	Total
Access Flex High Yield Fund	$—	$—	$13,532,901	$—	$2,219,465	$15,752,366
Access Flex Bear High Yield Fund	587,380	4,497,020	6,242,569	11,853,417	2,410,993	25,591,379

The Regulated Investment Company Modernization Act of 2010 (the ‘‘Act’’) was signed into law on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act will generally be effective for the Funds’ taxable year ending October 31, 2012. The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (‘‘post-enactment capital losses’’) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The Act also contains provisions which are intended to reduce the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and the Internal Revenue Service. Information regarding any further effect of the Act on the Funds, if any, will be contained within the ‘‘Federal Income Tax Information’’ section of the notes to the Funds financial statements for the taxable year ending October 31, 2012.

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, ‘‘Lehman’’) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the Fund in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Fund for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the Fund’s financial statements. Accordingly, no loss is expected to be realized by the Fund. The outstanding swap agreement balances due from Lehman are included in ‘‘Receivable for closed swap positions’’ on the Statements of Assets and Liabilities. All other outstanding swap agreement balances due from (or to) Lehman have been substantially relieved as of April 30, 2012.

        P.O. Box 182800

Columbus, OH 43218-2800

Access Funds

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637

Institutions and Financial Professionals Only: 888-776-5717

Website Address: profunds.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit profunds.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 888-776-3637; (ii) on the Access One Trust’s website at profunds.com; and (iii) on the Commission’s website at sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0412

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Access One Trust___________________________________________________

By (Signature and Title)* /s/ Christopher E. Sabato __________________________________

Christopher E. Sabato, Treasurer and Principal Financial Officer

Date June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg ________________________________

Louis M. Mayberg, President and Principal Executive Officer

Date June 18, 2012

By (Signature and Title)* /s/ Christopher E. Sabato __________________________________

Christopher E. Sabato, Treasurer and Principal Financial Officer

Date June 18, 2012

* Print the name and title of each signing officer under his or her signature.